Exhibit 99.11

Exception Grades
Run Date - 9/30/2021 2:02:32 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	XXX		23071759			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The verbal VOE dated [redact] states that the borrower's employment with XXX, In[redact] as obtained from The Work Number, however the Work Number verification was not provided.				Reviewer Comment (2021-07-12): TWN from XXX was provided to satisfy exception. Exception cleared.	07/12/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071767			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redact] exceeds tolerance of [redact]. Insufficient or no cure was provided to the borrower.	A valid change circumstance from increased appraisal fees on [redact] was not provided. Additionally final CD does not contain a cure for difference in fee.				Reviewer Comment (2021-07-12): Appraisal order confirms valid increase in fee due to appraiser requesting additional fee. Exception cleared. Buyer Comment (2021-07-10): Please see attached on pg 4 showing the CIC for the appraisal fee increase. The complexity of the home required more work to complete the report. Please review to clear this condition.	07/12/2021			1	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071769			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The tax cert for [redact] [redact] was not found in the file.				Reviewer Comment (2021-07-12): Client provided property data with tax info to satisfy exception.	07/12/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071760			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Creditor did not provide a copy of each valuation to applicant three [redact] days prior to consummation.	1. The Appraisal Notice in the file indicates the primary appraisal was provided online on[redact] . There is no evidence the borrower received the appraisal at least [redact] prior to closing. 2. There is no evidence the Collateral Desktop Analysis performed on[redact] was provided the borrower. In addition, a waiver was not found in order to support not provided at least [redact] days prior to the[redact] closing.				Buyer Comment (2021-08-10): non-material exception			08/10/2021	2	B		XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX	23071773	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance Premium should be reflected in the Homeowner's Insurance in the Estimated Taxes, Insurance and Assessments field in the Projected Payments on [redact] . Exception graded[redact] as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.	Buyer Comment (2021-07-14): Acknowledged as an EV2. We disclosed the insurance this way as a more consumer friendly method.

Reviewer Comment (2021-07-12): This item was discussed in previous calibration meeting as the resolution was to downgrade to moderate finding.  Exception is valid and will not be cleared.

Buyer Comment (2021-07-10): This is correctly disclosed as a more consumer friendly method. Because the traditional Hazard Insurance is not escrowed and the flood insurance is, they must be disclosed as separate line items. They cannot be in the same line item if one is escrowed and the other is not. Please review to clear this condition.
																				07/14/2021	2	B		XXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071776			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Creditor did not provide a copy of each valuation to applicant three [redact] days prior to consummation.	The appraisal(s) were not provided until[redact] which was not three business days prior to closing on[redact] .				Reviewer Comment (2021-07-12): Waiver provided to satisfy exception. Exception cleared.	07/12/2021			1	A		XXX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071779			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [redact] of the Note Date or is already expired.		The policy in file expires[redact] and the loan closed[redact] .				Reviewer Comment (2021-07-20): Renewal policy expiring in 2022 was provided to satisfy exception. Buyer Comment (2021-07-20): Apologize, the wrong document was uploaded. Please see trailing document uploaded on XXX Reviewer Comment (2021-07-19): HOI expiries on XXX which is within 30 days of closing. Client has informed SitusAMC that updated HOI will be provided if expiring 30 day from note date. Buyer Comment (2021-07-18): Please see the trailing document uploaded on XXX	07/20/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX	23071781	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redact] exceeds tolerance of [redact]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redact] to [redact] on the Closing Disclosure dated[redact] The appraisal invoice shows the Vendor's Fee as [redact] and the Management Fee as a negative [redact] with a Total Amount Due of [redact]. The Re-Disclosure History indicates the Trigger Date as[redact] . However, the appraisal invoice was dated[redact] . Therefore, the re-disclosure was not provided to the borrower within the required time frame. A tolerance cure is required.	Reviewer Comment (2021-08-04): PCCD was provided to satisfy cure

Buyer Comment (2021-08-04): Apologize about that, please see PCCD uploaded today 8/4

Reviewer Comment (2021-07-28): A PCCD dated 7/28/21 included a cure of $180 for both an increased Appraisal Fee and undisclosed Appraisal re-inspection. The increase of both fees were $35 for the appraisal and $150 for the re-inspection or $185.  Cure for $180 does not satisfy $185 cure required satisfy invalid increase of both fee.  Exception is still valid.

Buyer Comment (2021-07-28): Please see the trailing document uploaded on 7/28,  PCCD issued to the borrower with a copy of the check.

Reviewer Comment (2021-07-18): Valid VCC or cure was not located in loan file.  Please provide cure or VCC to complete testing.

Buyer Comment (2021-07-18): There was a valid CIC because of a need for a final inspection of the property. Please review the re-disclosure history, on 4/19 a final inspection was needed and a $40 management fee was added in to the "Appraisal Fee" Please review and clear this condition.
																		08/04/2021			1	A		XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071782	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [redact] exceeds tolerance of [redact]Insufficient or no cure was provided to the borrower.	A Final Inspection Fee for the subject to verify a shattered patio glass door was fixed was added to the Closing Disclosure with Date Issued of[redact] . The Re-disclosure History indicates the Trigger Date for the addition of the fee was[redact] . However, the appraisal was dated[redact] and indicates the shattered glass in the comments section. Based on this, the addition of the fee would not have been provided within [redact] days.	Reviewer Comment (2021-08-04): PCCD was provided to satisfy cure

Buyer Comment (2021-08-04): Apologize about that, please see PCCD uploaded today XXX

Reviewer Comment (2021-07-28): A PCCD dated XXX included a cure of $180 for both an increased Appraisal Fee and undisclosed Appraisal re-inspection. The increase of both fees were $35 for the appraisal and $150 for the re-inspection or $185.  Cure for $180 does not satisfy $185 cure required satisfy invalid increase of both fee.  Exception is still valid.

Buyer Comment (2021-07-28): Please see the trailing document uploaded on XXX,  PCCD issued to the borrower with a copy of the check.

Reviewer Comment (2021-07-18): Valid VCC or cure was not located in loan file.  Please provide cure or VCC to complete testing.
																		08/04/2021			1	A		XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071783			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redact] exceeds tolerance of [redact]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-08-04): Sufficient Cure Provided within 60 Days of Closing		08/04/2021		1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071784			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [redact] exceeds tolerance of [redact]Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-08-04): Sufficient Cure Provided within 60 Days of Closing		08/04/2021		1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071790			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	The policy does not indicated replacement cost coverage and evidence of insurability amount was not documented in order to verify coverage was sufficient.				Reviewer Comment (2021-07-19): RCE confirming replacement cost of $XXX satisfies sufficient coverage. Buyer Comment (2021-07-17): Please see the trailing documents uploaded on 5/17. Provided the RCE and the updated insurance with proper coverage.	07/19/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071791			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note Date: ___; Lien Position: ___	The file was missing a copy of the secondary valuation as required per Lender's Guidelines on loans with UCDP Scores greater than [redact] .				Reviewer Comment (2021-07-12): Secondary valuation was provided to satisfy exception. Exception cleared.	07/12/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071792			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.					Reviewer Comment (2021-07-20): Revised title commitment was provided to satisfy exception Buyer Comment (2021-07-19): Please see the trailing document uploaded on XXX. Uploaded a copy of the updated title comitment.	07/20/2021			1	A		XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071795			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Creditor did not provide a copy of each valuation to applicant three [redact] days prior to consummation.	Appraisal Notice was dated on [redact] , three days prior to closing; however, statement did not confirm if appraisal was hand delivered or electronically sent to confirm borrower's receipt at least three days prior to closing.				Reviewer Comment (2021-07-20): Borrower waived right to receive appraisal on XXX. Exception cleared. Buyer Comment (2021-07-19): Please see the trailing document uploaded on XXX. The client signed an appraisal waiver on XXX. Can we please review and clear this condition.	07/20/2021			1	A		XXX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071807			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs [redact]	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over [redact] of [redact] on Final Closing Disclosure provided on [redact] not accurate.	Appraisal reflects annual HOA dues of [redact] which equates to a monthly amount of [redact]. [redact] was utilized in the calculation for the Amount of Non-Escrowed Property Costs over [redact] on [redact] of the final closing disclosure.				Reviewer Comment (2021-07-19): PCCD was provided with correct annual HOA amount. Exception cleared. Buyer Comment (2021-07-16): Please see Post Closing CD, uploaded under the trailing document.	07/19/2021			1	A		XXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071808	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Source used to obtain the Phone # for the employer was not completed on the Verbal Verification of Employment for the co-borrower and separate documentation was not found.	Reviewer Comment (2021-08-06): IAT Insurance # verified via trailing document XXX.

Buyer Comment (2021-08-05): Here's documentation from the internet confirming the phone # and address of the employer....

Reviewer Comment (2021-07-27): XXX guides are silent on requirements of VVOE; however,  Fannie Mae guides indicate that the lender must independently obtain a phone number and, if possible, an address for the borrower's employer. This can be accomplished by using a telephone book, the Internet, directory assistance, or by contacting the applicable licensing bureau.  The item used to source the phone was not indicated on the VVOE.

Buyer Comment (2021-07-26): Please see the phone number listed on the WVOE. THis was the phone number used to clear this condition.
																		08/06/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071805			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation confirming the borrower does not hold ownership in [redact] was not provided for review. It is noted [redact] is reporting on the borrower's [redact] Tax Returns as Land owned by the borrower with Annual Taxes declared in the amount of of [redact] and annual insurance paid of [redact] letter provided by the borrower indicates this property belongs to her accountant and that she holds no ownership in this property, however additional documentation to support this was not found."				Reviewer Comment (2021-07-12): Tax statement showing property owned by other person than borrowers was provided.	07/12/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071811			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Source of the employer's telephone number was not completed on the Verbal Verification of Employment and separate documentation was found.				Reviewer Comment (2021-07-19): Google printout for correct employer was provided to satisfy exception. Buyer Comment (2021-07-15): 7/15: Again providing Google source of phone number. Reviewer Comment (2021-07-12): Please provide source of phone number for borrower's employment for Colonial Pipeline. Buyer Comment (2021-07-10): 7/10: Third party verificatoin of the phone number was google, but the source of the worknumber was provided and the employers phone number was not used. WE do not need to provide a copy of the source from google for the verification, it is publicly available.	07/19/2021			1	A		XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071815			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2021-07-19): Subject is end financing to construction loan. No rescission required Buyer Comment (2021-07-17): Rescissions are not allowed on new construction refinances of a primary residence where the client is combining the property and building costs on a newly built property.	07/19/2021			1	A		XXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071824			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [redact] of the Note Date or is already expired.		Renewal policy effective after [redact] was not provided to confirm property will be insured within [redact] of Note Date.				Reviewer Comment (2021-07-19): Updated HOI expiring in 2022 was provided to satisfy exception. Buyer Comment (2021-07-16): Please see trailing document updated loan on XXX	07/19/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071825			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOI documents for [redact] and [redact] was not found in the file.				Reviewer Comment (2021-07-19): HOI policies for both properties were provided to satisfy exception. Buyer Comment (2021-07-16): Please see trialing document uploaded on XXX	07/19/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redact] exceeds tolerance of [redact]. Insufficient or no cure was provided to the borrower.	No cure provided for tolerance violation				Reviewer Comment (2021-07-27): PCCD provided to satisfy required cure for violation. Buyer Comment (2021-07-26): Please see the trailing document uploaded on XXX	07/27/2021			1	A		XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071827	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per [redact] , any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.	Reviewer Comment (2021-08-04): Disclosed as other format of disclosure EV2

Buyer Comment (2021-07-22): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls in are disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-07-19): This item has been disclosed in previous calibration call.  Exception is valid and will be downgraded to EV2 moderate exception.

Buyer Comment (2021-07-16): Hello, the flood insure was included in the other section under escrows on the first page of the CD. I do believe this was disclosed correctly. Can you please provide the CFPB section this guideline is located in if you are not able to clear this condition?
																				07/22/2021	2	B		XXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071829			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redact] exceeds tolerance of [redact]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-27): Sufficient Cure Provided At Closing		07/27/2021		1	A		XXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071830	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per [redact] , any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.	Buyer Comment (2021-08-10): non-material exception

Reviewer Comment (2021-08-05): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Reviewer Comment (2021-08-04): Per June calibration call, it was agreed that this is a true violation and will be reduced to a moderate EV2 finding.  Exception cannot be waived or cleared.

Buyer Comment (2021-08-04): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls in are disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.
																				08/10/2021	2	B		XXX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071832			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of [redact] exceeds tolerance of [redact]Insufficient or no cure was provided to the borrower.	Pest Fee was added on CD on[redact] without valid changed circumstance. Additionally, Pest inspection was not included on SSPL; therefore, this does not appears to be a fee the borrower was allowed to shop for. No cure was provided for tolerance violation.				Reviewer Comment (2021-07-15): Upon further review, exception cleared. Buyer Comment (2021-07-10): 7/10: the nonaffiliate non chosen title company is allowed to charge whatever fees tthey deem appropriate however XXX did not require this fee and the fee is not a responsbility of ours or the clients. If the title company required it, then the client is required to pay it and it had nothing to do with XXX offering financing.	07/15/2021			1	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071836			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three [redact] days of application.	The Loan Estimate dated[redact] as reflected in the Evidentiary Document was not found in the file. The earliest Loan Estimate found was dated[redact] .				Reviewer Comment (2021-07-20): Initial LE issued on XXX was provided to clear exception. Buyer Comment (2021-07-17): Please see trailing document uploaded on XXX	07/20/2021			1	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071837			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [redact] of the loan application date.	The Loan Estimate dated[redact] as reflected in the Evidentiary Document was not found in the file. The earliest Loan Estimate found was dated[redact] and a separate disclosure was not found in the file.				Reviewer Comment (2021-07-20): Initial LE issued on XXX was provided to clear exception. Buyer Comment (2021-07-17): Please review the trailing document on XXX. XXX LE provided.	07/20/2021			1	A		XXX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071838	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The "Walls In" insurance for the [redact] policy should be reflected in the Homeowner's Insurance section versus in "Other" in the Estimated Taxes, Insurance and Assessments on page 1 under the Projected Payments.	Buyer Comment (2021-07-22): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls in are disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-07-20): Topic was discussed in previous calibration call. Resolution that exception is valid and will be reduced to EV2 moderate finding.  Exception is valid.

Buyer Comment (2021-07-17): Can you please re-review. Per our compliance team, this is allowable and should be able to be cleared.

Thank you.

Reviewer Comment (2021-06-28): Insurance disclosed as 'Other' in PPT
																				07/22/2021	2	B		XXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071840	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redact] exceeds tolerance of [redact] . Insufficient or no cure was provided to the borrower.	The borrower paid portion of the discount points increased from [redact] on the[redact] Closing Disclosure to [redact] on the Final Closing Disclosure dated[redact] . A valid Change of Circumstance was not found requiring a tolerance cure in the amount of [redact].	Reviewer Comment (2021-07-29): Revised PCCD was proivded to satisfy cure

Buyer Comment (2021-07-29): Please see PCCD uploaded on XXX

Reviewer Comment (2021-07-27): SitusAMC received client rebuttal on realtor credit, however, 0% tolerance testing is based on the disclosed costs for that fee and not general credits overall, as they are not specified to that specific fee.  The baseline is set on the Initial CD where disclosed $XXX in discount points that borrower is paying. (this is regardless of what portion of other portions paid by others or general credits)  The final CD then increased the borrower paid discount points to $XXX with no valid changed circumstance in file.  Cure is due borrower for the difference.  It should be noted that $XXX of the total .25% points was being paid by a 3rd party and shows in "other" column.  If the realtor or seller credit was intended to pay for more of the discount points, it was not disclosed as such.  Provide valid changed circumstance or cure is required with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

Reviewer Comment (2021-07-22): Cost to borrower in Section A increased at closing without notice.  Cure is required.

Buyer Comment (2021-07-22): The $XXX was a credit from the realtor, which can be applied to any of the closing fees. The total amount of points to the borrower did not change, just how the realtor credit was allocated to cover less of the discount points at the time of closing. Can we please review again as we do not believe this should have to be curred because the realtor credit was allocated differently.

Reviewer Comment (2021-07-20): Discount Points in Section A increased from 5/14 to 5/19 CD without valid reason. Cure for $25 was not provided on PCCD.  There is no issues with lender credits.

Buyer Comment (2021-07-17): The borrower was not charged any additional Cost On the 5/14 CD $9,281.25 was paid by others, and on the final CD the same amount is still paid by other but was reallocated to different fees. Please review and clear this condition.
																			07/29/2021		2	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071845	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The [redact] form was used, the [redact] form should have been used.	Title commitment reflects original loan with [redact] , Inc. dated[redact] .	Buyer Comment (2021-07-14): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-07-12): SitusAMC disagrees.  Item can be discussed on next calibration call.  Exception is valid.

Buyer Comment (2021-07-10): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts
																				07/14/2021	2	B		XXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071854			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within [redact] days of the Note.		The Verbal Verification of Employment for XXX for his employment at [redact] was dated[redact] and was not within [redact] days of the closing.				Reviewer Comment (2021-07-12): Recert of VVOE provided to satisfy exception. Buyer Comment (2021-07-10): Please see attached VOE recert completed 5/11/2021. Please review to clear this condition.	07/12/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071861			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third Party Verification of the borrower's business was not found as required per guidelines.				Reviewer Comment (2021-07-20): Business insurance was provided to satisfy TPV requirement allowed by client's internal guidelines	07/20/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX	23071863	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redact] is less than amount of binding Lender Credit previously disclosed in the amount of [redact] .	The binding lender credit on the original Loan Estimate was [redact]There was no valid Change of Circumstance found for the reduction on the Loan Estimate dated[redact] to [redact]A lender credit was given at closing in the amount of [redact] (Total lender paid [redact] - Broker Compensation of [redact] credit given for added Transfer Fee of [redact] on CD = [redact]. A tolerance cure is required in the amount of [redact].	Reviewer Comment (2021-08-08): 8/6 supplied the noted: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-08-06): Please see the trailing document uploaded on 8.6.21. PCCD Issued to the borrower with a refund to cure.

Reviewer Comment (2021-08-05): SitusAMC received lender rebuttal.  However, The 4-1 LE sets the lender credit general credit at $5030.  Lender credit decreased on the 4-22 LE with no valid changed circumstance.  There was never a transfer tax disclosed to the borrower on the initial or final LE and can not be included in lender credit baseline calculation. A changed circumstance adding the transfer tax is a separate issue from the disclosed lender credit to the borrower and the lender credit specifically paid at closing to the borrower for the transfer tax is separate from the Lender Credit lump sum baseline, which was then shown paid on Final CD as lender specific fees.  The lender specific fees that can be included are the appraisal fee $1425, credit report $73.94, flood determ $98, flood life $5.50, record fee $207.46, tax cert $25, tax service $70, title-courier 50, title-lender title ins $745, title-notary 200, title-record serv $14, Title-Settlement $575 and underwriting fee $999 which totaled $4398.90.  As noted the baseline is set at $5030 leaving $631.10 tolerance violation for lender credit due borrower.  When going from lump sum lender credit on LE's to lender paid specific fees on CD's, can only include the fees that were disclosed on the LE for the baseline.  Cure is due based on documentation.

Buyer Comment (2021-08-04): I do not believe the amount of the transfer taxes should need to be cured. The transfer taxes are based on the consideration for how much the property transfers title for. At the time of application, this number is not known and it was not until later in the process we found out the correct amount. The Re-disclosure summary shows on 5/5 the total amount of consideration changing from $0 to $90,000.

Reviewer Comment (2021-07-28): Title commitment was obtained in March prior to 4/2/21 application.  It was known by lender that additional names needed to be removed at application.  A valid changed circumstance cannot be provided as why fee was not disclosed to borrowers until 5/5/21.  A cure for increased fee is required as fees must be timely disclosed to the borrower.

Buyer Comment (2021-07-23): Please see the trailing document uploaded on 7/23. The Transfer taxes were related to the cost of filing the grant deed to remove the interest of Denis and Aletha Coleman from the title.

Reviewer Comment (2021-07-20): The changed circumstance disclosure history does not explain what valid change occurred that would increase transfer taxes.  Paying transer taxes with lender credits does not avoid any cures associated with invalid change circumstance

Buyer Comment (2021-07-17): Please see the insurance policy located on page 664/688 in the loan file. This was used for proof of self-employment.

Buyer Comment (2021-07-17): Please see the re-disclosure package on page 22/688 of the loan file. There was a vaild CIC on 5/5, which was disclosed to the borrower in good faith on 5/5. A lender credit was added to cover the cost, so total lender credits at the time of closing totaled $5,839.90.
																			08/08/2021		2	B		XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071865	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Clarification should have been obtained from the co-borrower's employer to confirm commission earnings were included in the "other" earnings listed on the Verification of Employment from [redact] . In addition, clarification as to why there are no base earnings reflected on the Verification of Employment should have been obtained.	Reviewer Comment (2021-07-28): Exception cleared

Reviewer Comment (2021-07-28): Written VOE was provided to confirm income. Additional exceptions have been added as income on VOE did not supports qualifying income.

Buyer Comment (2021-07-27): Please see the uploaded package on 7/27/2021. WVOE breaking down 2019 income.

Reviewer Comment (2021-07-22): 2020 year end statement was reviewed.  Additional clarification from employer  on 2019 breakdown is needed to verify if borrower had history of commissions and bonus earnings support income amounts used for qualification.

Buyer Comment (2021-07-21): Please review the 2020 paystub uploaded on 7/21/2021. The client is not able to obtain his end-of-the-year paystub from 2019, but the 2020 paystub does show the breakdown of his paystub. The income we are giving him credit for is on pace with his prior year's income and should be able to be used. Please review and let me know if anything additional is needed to clear this condition.
																		07/28/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071867			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within [redact] days of the Note.		Per the Verbal Verification of Employment "cover letter", the verification was obtained from The Work Number on[redact] The corresponding verification from The Work Number was not found. Either way, the Verbal Verification of Employment would not have been within [redact] days form the closing date of[redact] .				Reviewer Comment (2021-07-22): Work Number obtained after closing confirms borrower was employed at time of transaction. Buyer Comment (2021-07-21): Please see VOE uploaded on XXX under trailing documents.	07/22/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071876			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs [redact] - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [redact] of [redact] on Final Closing Disclosure provided on [redact] not accurate.	The Amount of Estimated Property Costs over [redact] for non-escrow should be [redact] versus [redact] on [redact] of the Final Closing Disclosure. The difference was due to the use of homeowner's insurance in the monthly amount of [redact] versus [redact]. The monthly amounts should not be rounded.				Reviewer Comment (2021-07-18): SitusAMC received PCCD and LOE; exception is cured. Buyer Comment (2021-07-18): Please see the trailing document uploaded on 7/18/2021. PCCD will be issued to the borrower.		07/18/2021		2	B		XXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071877	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redact] exceeds tolerance of [redact] plus [redact] or [redact]. Insufficient or no cure was provided to the borrower.	The recording fee increased on [redact] to [redact] from the initial disclosed amount of [redact]. Per the Re-Disclosure history in file the fee increase was due to the addition of a Quit Claim Deed, however the trigger date was [redact] exceeding [redact] prior to the re-disclosure on [redact] . The Total amount of [redact] reflected on the Final CD exceeds the tolerance of [redact] plus [redact] or [redact]. No cure was provided to the borrower.	Reviewer Comment (2021-08-08): Supplied 8/6 - Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-08-06): Please see the trailing document uploaded on 8.6.21. PCCD Issued to the borrower

Reviewer Comment (2021-08-04): Section 6 of Schedule B clearly indicates that last deed includes two people.  Reason for change is not valid.  Cure is required.

Buyer Comment (2021-08-04): According to schedule A of the title comment issued on 3/29, it stated that the title was only vested in the name of XXX, no other person is listed on the title.

Reviewer Comment (2021-07-28): It appears that title indicated that title commitment was issued on 3/29/21 which was prior to 4/5/21 application.  This may have been overlooked and not discovered until 5/7/21 but not a valid reason to increase fee.  Exception is valid and cure is required.

Buyer Comment (2021-07-26): The wife's name had to be removed from the title, which was not known at the time of the application. Please review and clear this condition.

Reviewer Comment (2021-07-22): Redisclosure history shows that increase is due to need to file a quit claim deed; however, it cannot be determined what event occurred on 4/26 that the lender was not aware of prior to make change this a valid change.

Buyer Comment (2021-07-22): Please see the re-disclosure history uploaded on 7/22. A Quit Claim deed needed to be filed and recorded which was increased the recording fees.

Reviewer Comment (2021-07-18): Recording fee increased on 4/27.  No VCC was located in the loan file to explain the increase.  Provide VCC or cure to complete testing.
																			08/08/2021		2	B		XXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071879			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three [redact] days of application. Initial Loan Estimate dated [redact] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The LE dated[redact] as provided electronically on[redact] hich is before the E-Sign consent date of [redact].				Reviewer Comment (2021-07-20): Evidentiary Doc confirms E-Consent was signed on 4/3/2021 Buyer Comment (2021-07-16): Please review the Evidentiary Document on page 13/932 of the loan file. The client signed the E-Consent on 4/3/2021.	07/20/2021			1	A		XXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071881			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Borrower provided appraisal waiver less than three [redact] days prior to consummation.	Appraisal was mailed to the borrower on [redact] and the date that the borrower's received the appraisal was not provided. An Acknowledgement of Receipt of Appraisal was dated [redact] and the borrowers signed on [redact] which is the date of closing.				Reviewer Comment (2021-07-20): Waiver signed on 4/23 was provided to clear exception Buyer Comment (2021-07-16): Please see the trailing document uploaded on 7/16. The client signed an appraisal delivery waiver on 4/23/21.	07/20/2021			1	A		XXX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071892			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification Of Employment form dated [redact] was not received with in [redact] business days the closing on [redact] .				Reviewer Comment (2021-07-12): Revised VVOE performed on 05/10/2021 satisfied exception. Exception cleared. Buyer Comment (2021-07-10): Please see attached VOE recert completed 5/10/2021. Please review to clear this condition.	07/12/2021			1	A		XXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071906			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The following documents were not provided for review for the [redact] [redact] 1.Mortgage statement 2. Hazard insurance 3. Tax certification.				Reviewer Comment (2021-07-12): Mortgage statement was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-07-10): Please see attached showing the taxes and insurance are escrowed in the mortgage. Please review to clear this condition.	07/12/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071897			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within [redact] of the Note Date or is already expired.		Policy expires in less than [redact] , there is no evidence of a renewal policy.				Reviewer Comment (2021-07-20): Insurance policy expiring in 2022 was provided to satisfy need for insurance within 45 day of closing. Buyer Comment (2021-07-15): Please see the trailing document uploaded on 7/15 @ 1:07 PM. Thank you.	07/20/2021			1	A		XXX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071909			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The date of the verbal VOE for the borrower's employment with [redact] was dated [redact] which is not within [redact] business days of the Note.				Reviewer Comment (2021-07-12): Revised VVOE with employment confirmed within ten days of note date was provided to satisfy exception. Exception Cleared.	07/12/2021			1	A		XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071913			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Creditor did not provide a copy of each valuation to applicant three [redact] days prior to consummation.	The appraisal was sent to the borrower on [redact] + [redact] days = [redact] . The Appraisal Notice does not reflect the appraisal was provided electronically and the file does not contain confirmation the borrower received the appraisal [redact] days prior to the closing on[redact] .				Reviewer Comment (2021-07-20): Client provided appraisal waiver to acknowledge borrow would not receive appraisal within 3 days of closing. Buyer Comment (2021-07-17): Please see the trailing document uploaded on 7/17. Borrower waived their right to receive the appraisal three days prior to closing.	07/20/2021			1	A		XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071916			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank [redact] ): Borrower provided appraisal waiver less than three [redact] days prior to consummation.	Appraisal waived issued on[redact] was not provided to the borrower within three business days of closing date.				Buyer Comment (2021-07-29): .			07/29/2021	2	B		XXX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX	23071917	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redact] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redact] ).	The Third Party Processing Fee should be included in the Finance Charge calculations. The calculated finance charge is [redact] versus [redact] as reflected on the final Closing Disclosure.	Reviewer Comment (2021-07-23): Re-open Rescission

Reviewer Comment (2021-07-23): Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD supplied.  Client is re-opening Rescission.

Buyer Comment (2021-07-23): Please see attached redisclosure package including the PCCD correcting the finance charge, Check, UPS label and LOX to the borrower. Please review to clear this condition.

Reviewer Comment (2021-07-20): A processing fee charged to the borrower is a finance charge. This discrepancy is causing the discrepancy in finance charge.  Item can be discussed on next calibration call.

Buyer Comment (2021-07-19): The Finance Charge is correct. Fees disclosed in Section H are not required to be included in the testing. Please review to clear this condition.
																			07/23/2021		2	B		XXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071924			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure was not signed by the borrower.				Reviewer Comment (2021-07-19): Signed copy was provided. Buyer Comment (2021-07-18): Please see the trailing document uploaded on 7.18.21.	07/19/2021			1	A		XXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX	23071926	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The [redact] form was used, the [redact] form should have been used.	Title commitment reflects [redact] is the original lender.	Buyer Comment (2021-07-22): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-07-19): The was tested for Circuit 2, 5, 7, 8, 9, 10 or DC and exception remains. The following is needed to cure: LOE to the borrower, proof of delivery, and re-open rescission on the correct model form.

Buyer Comment (2021-07-19): Can you please review and look at clearing this condition. Our understanding is this only applies to circuit court 3 now, not circuit 9 where the subject property is located.
																				07/22/2021	2	B		XXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071932			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. ([redact] Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or XXX)	The Title was not provided for review therefore the prior lender at origination cannot be determined.				Reviewer Comment (2021-07-14): Title was provided to confirm correct Rescission form was used Buyer Comment (2021-07-11): Please see attached final title policy	07/14/2021			1	A		XXX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	XXX		23071936			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [redact] exceeds tolerance of [redact]Insufficient or no cure was provided to the borrower.	Borrower was not able to shop for Survey Fee; however, Title - Survey Fee was listed. Omissions of Title on fee cannot be corrected. Cure for violation is required.				Reviewer Comment (2021-07-14): Received attestation, cleared exception. Buyer Comment (2021-07-10): 7/10: A section Section C Client chosen title company can charge whatever fee they would like and they do not have to consult our service provider list before doing so. If they the client-chosen title company decides to charge a non-required fee they have the ability to do that and it is not our responsiblity to know what fees they charge for beforehand. QL does not require a survey fee, and the client chosen title company executed that on their own accord.	07/14/2021			1	A		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX	23071961	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs [redact] - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over [redact] of [redact] on Final Closing Disclosure provided on [redact] not accurate.	The final CD disclosed the Amount of Escrowed Property Costs over [redact] as [redact] on [redact]; however the Property Taxes ([redact]), Insurance ([redact] ) or annual total of [redact] per year versus [redact] .	Reviewer Comment (2021-07-28): Year one figures will be based on lower figures. Exception not valid

Buyer Comment (2021-07-26): The tax cert confirms 2022 taxes will be calculated used such method and shows what they will be when due in 2022. Cert confirms the current amount due inside of year 1 is $XXX

Reviewer Comment (2021-07-21): Per previous calibration call, client informed that for CA purchases, escrow taxes would be based on new estimated taxes not current amount.

Buyer Comment (2021-07-16): Tax Cert confirms $XXX in county taxes and $XXX in other taxes, dec page confirms $XXXfor HOI. The amount disclosed on CD of $XXX is accurate
																		07/28/2021			1	A		XXX	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	XXX	XXX		23071957			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	W-2 for previous employment with [redact] in [redact] was not proivided.				Reviewer Comment (2021-07-20): Income statement from 2019 to confirm employment was provided to satisfy exception. Exception cleared. Buyer Comment (2021-07-14): Please see attached. Reviewer Comment (2021-07-12): Verbal VOE from previous employer does not satisfy need for income document such as 1099, written VOE or tax returns. Buyer Comment (2021-07-10): The borrower was a 1099 contract driver for this employer. Please see attached VOE for this employer which negates the need for a W2 as the income is not being used, only the employment history. Please review to clear this condtition.	07/20/2021			1	A		XXX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No